Note 6 - Registered Direct Offerings (Details Textual)					6 Months Ended	12 Months Ended
	Feb. 17, 2021 shares	May 12, 2019 shares	Jun. 28, 2018 shares	Feb. 20, 2017 $ / shares shares	Jun. 30, 2023 shares	Sep. 30, 2022 shares	May 12, 2019 $ / shares	May 12, 2019 item	Jun. 28, 2018 $ / shares	Jun. 28, 2018 item	Sep. 30, 2016 USD ($)
Shelf Registration Statement, Maximum Amount Authorized | $											$ 50,000,000
Stock Issued During Period, Shares, New Issues	26,954				26,954
Class Of Series F Warrant [Member]
Percentage of Warrants Per Unit				0.55
Class Of Warrant Or Right Acquired Upon Exercise						4,252
Series F Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1,200.00
Class of Warrant or Right, Expired During Period (in shares)						3,495
Class Of Series G Warrant [Member]
Percentage of Warrants Per Unit			0.75
Class Of Warrant Or Right Acquired Upon Exercise						5,385
Class Of Series H Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 640.00
The 2017 SPA [Member]
Stock Issued During Period, Shares, New Issues				6,355
Shares Issued, Price Per Share | $ / shares				$ 960.00
The 2018 SPA [Member]
Stock Issued During Period, Shares, New Issues			5,669
Shares Issued, Price Per Share | $ / shares									$ 800.00
Number Of Accredited Investors			8							8
Registered Direct Offering 2018 [Member] | Class Of Series G Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 1,120.00
The 2019 SPA [Member]
Stock Issued During Period, Shares, New Issues		5,385
Shares Issued, Price Per Share | $ / shares							$ 520.00
Number Of Accredited Investors		5						5